Other Expense, Net - Summary of Net Losses or Gains on Investments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Gain (Loss) on Securities [Line Items]
Non-cash impairment charges	[1]	$ 2	$ 13
Other expense, net		3	9
Tax effect		1	3
Net loss attributable to Magna		4	12
Public Company Warrants [Member]
Gain (Loss) on Securities [Line Items]
Revaluation loss (gain) on public company warrants		8	(17)
Public and Private Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Net revaluation (gain) loss on public and private equity investments		(4)	13
Public Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Sales of public equity investments		$ (3)	$ 0

[1]	The non-cash impairment charge relates to the impairment of a private equity investment.